Intangibles and goodwill - Estimated future amortization expense (Details) $ in Thousands	Dec. 31, 2020 USD ($)
2021	$ 2,755
2022	2,755
2023	2,755
2024	2,762
2025	2,116
2026 and thereafter	$ 662